Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	March 2019
Distribution Date	04/15/19
Transaction Month	48
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:		$1,199,066,043.18

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%		April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%		April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%		April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%		November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%		June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%		June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%		July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$-	-	$-	-	$-
Class A-2-B Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$8,369,090.89	0.1108195	$-	-	$8,369,090.89
Class B Notes	$21,580,000.00	1.0000000	$19,213,723.17	0.8903486	$2,366,276.83
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$65,919,090.89	0.0563859	$55,183,723.17	0.0472031	$10,735,367.72

Weighted Avg. Coupon (WAC)	3.15%		3.17%
Weighted Avg. Remaining Maturity (WARM)	17.34		16.65
Pool Receivables Balance	$108,685,966.19		$97,712,988.57
Remaining Number of Receivables	22,210		21,202

Adjusted Pool Balance	$106,687,336.36		$95,951,968.64

III. COLLECTIONS

Principal:
Principal Collections	$10,846,156.78
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$169,797.39
Total Principal Collections	$11,015,954.17

Interest:
Interest Collections	$274,342.82
Late Fees & Other Charges	$30,315.43
Interest on Repurchase Principal	$-
Total Interest Collections	$304,658.25

Collection Account Interest	$18,854.87
Reserve Account Interest	$5,827.23
Servicer Advances	$-

Total Collections	$11,345,294.52

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	March 2019
Distribution Date	04/15/19
Transaction Month	48
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$11,345,294.52
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$11,345,294.52

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$90,571.64	$-	$90,571.64	90,571.64
Collection Account Interest					$18,854.87
Late Fees & Other Charges					$30,315.43
Total due to Servicer					$139,741.94

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$-		$-
Class A-2-B Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$10,321.88		$10,321.88

Total Class A interest:		$10,321.88		$10,321.88	10,321.88

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$36,146.50		$36,146.50	36,146.50

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

Available Funds Remaining:					$11,090,141.70

7. Regular Principal Distribution Amount:					10,735,367.72

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2-A Notes				$-
Class A-2-B Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$8,369,090.89
Class A Notes Total:		$8,369,090.89		$8,369,090.89
Class B Notes Total:		$2,366,276.83		$2,366,276.83
Class C Notes Total:		$-		$-
Total Noteholders Principal		$10,735,367.72		$10,735,367.72

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					354,773.98

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$1,998,629.83
Beginning Period Amount	$1,998,629.83
Current Period Amortization	$237,609.90
Ending Period Required Amount	$1,761,019.93
Ending Period Amount	$1,761,019.93
Next Distribution Date Required Amount	$1,542,662.51

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Hyundai Auto Receivables Trust 2015-B
Monthly Servicing Report

Collection Period	March 2019
Distribution Date	04/15/19
Transaction Month	48
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	38.21%	42.49%	42.49%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.39%	20,861	97.20%	$94,979,385.41
30 - 60 Days	1.37%	290	2.37%	$2,313,066.07
61 - 90 Days	0.19%	40	0.33%	$324,335.38
91-120 Days	0.05%	11	0.10%	$96,201.71
121 + Days	0.00%	0	0.00%	$-
Total		21,202		$97,712,988.57

Delinquent Receivables 30+ Days Past Due
Current Period	1.61%	341	2.80%	$2,733,603.16
1st Preceding Collection Period	1.61%	358	2.78%	$3,021,094.83
2nd Preceding Collection Period	1.88%	434	3.16%	$3,771,907.50
3rd Preceding Collection Period	1.89%	454	3.09%	$4,033,337.41
Four-Month Average	1.75%		2.96%

Repossession in Current Period		11		$96,809.79
Repossession Inventory		51		$82,663.62

Current Charge-Offs
Gross Principal of Charge-Offs				$126,820.84
Recoveries				$(169,797.39)
Net Loss				$(42,976.55)

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				-0.47%

Average Pool Balance for Current Period				$103,199,477.38

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				-0.50%
1st Preceding Collection Period				-0.20%
2nd Preceding Collection Period				-0.33%
3rd Preceding Collection Period				0.95%
Four-Month Average				-0.02%
Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		17	2,850	$40,982,983.63
Recoveries		24	2,648	$(23,561,975.52)
Net Loss				$17,421,008.11
Cumulative Net Loss as a % of Initial Pool Balance				1.41%

Net Loss for Receivables that have experienced a Net Loss *		6	2,174	$17,508,883.22
Average Net Loss for Receivables that have experienced a Net Loss				$8,053.76

Principal Balance of Extensions				$238,062.92
Number of Extensions				30

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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